Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

11. Commitments and Contingencies

Legal Matters

The Company is subject to loss contingencies related to litigation, claims, investigations and legal and administrative cases and proceedings arising in the ordinary course of business. The Company evaluates these contingencies based on information currently available, including advice of counsel. The Company establishes accruals for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. Any accruals are periodically reviewed and may be adjusted as circumstances change. Some of the Company’s exposure with respect to loss contingencies may be offset by applicable insurance coverage. In determining the amounts of any accruals or estimates of possible loss contingencies however, the Company does not take into account the availability of insurance coverage. When it is practicable, the Company estimates loss contingencies for possible litigation and claims, whether or not there is an accrued probable loss. When the Company is able to estimate such possible losses, and when it estimates that it is reasonably possible it could incur losses, in excess of amounts accrued, the Company is required to make a disclosure of the aggregate estimation. However, as available information changes, the matters for which the Company is able to estimate, as well as the estimates themselves will be adjusted, accordingly.

Assessments of litigation and claims exposures are difficult due to many factors that involve inherent unpredictability. Those factors include the following: the varying stages of the proceedings, particularly in the early stages; unspecified, unsupported, or uncertain damages; damages other than compensatory, such as punitive damages; a matter presenting meaningful legal uncertainties, including novel issues of law; multiple defendants and jurisdictions; whether discovery has begun or not or discovery is not complete; meaningful settlement discussions have not commenced; and whether the claim involves a class action and if so, how the class is defined. As a result of some of these factors, the Company may be unable to estimate reasonably possible losses with respect to some or all of the pending and threatened litigation and claims asserted against the Company.

Each of Hilltop, Peruna LLC (wholly owned subsidiary of Hilltop), SWS and the individual members of the board of directors of SWS have been named as defendants in two purported stockholder class action lawsuits arising out of the pending merger. Both lawsuits were filed in Delaware Chancery Court (Joseph Arceri v. SWS Group, Inc. et al and Chaile Steinberg v. SWS Group, Inc. et al filed April 8, 2014 and April 11, 2014, respectively). On May 13, 2014, the Delaware Chancery Court consolidated the two actions for all purposes. On June 10, 2014, plaintiffs filed a consolidated amended complaint. The complaint generally alleges, among other things, that the SWS board of directors breached its fiduciary duties to stockholders by failing to take steps to maximize stockholder value or to engage in a fair sale process before approving the merger and by making incomplete or misleading disclosures, and that the other defendants aided and abetted such breaches of fiduciary duty. The complaints allege, among other things, that the SWS board of directors labored under conflicts of interest, and that certain provisions of the merger agreement unduly restrict SWS’s ability to negotiate with other potential bidders. The complaints seek relief that includes, among other things, an injunction prohibiting the consummation of the merger, rescission to the extent the merger terms have already been implemented, damages for the alleged breaches of fiduciary duty, and the payment of plaintiffs’ attorneys’ fees and costs. On June 16, 2014, plaintiffs moved for a preliminary injunction prohibiting the consummation of the merger, and for expedited proceedings in connection therewith. Hilltop believes that the claims are without merit and intends to vigorously defend against these actions.

The Company is involved in information-gathering requests and investigations (both formal and informal), as well as reviews, examinations and proceedings (collectively, “Inquiries”) by various governmental regulatory agencies, law enforcement authorities and self-regulatory bodies regarding its business, business practices and policies, as well as the conduct of persons with whom it does business. Additional Inquiries will arise from time to time. In connection with those Inquiries, the Company receives document requests, subpoenas and other requests for information. The Inquiries, including the Inquiry described below, could develop into administrative, civil or criminal proceedings or enforcement actions that could result in consequences that have a material effect on the Company’s consolidated financial position, results of operations or cash flows as a whole. Such consequences could include adverse judgments, findings, settlements, penalties, fines, orders, injunctions, restitution, or alterations in the Company’s business practices, and could result in additional expenses and collateral costs, including reputational damage.

As a part of an industry-wide inquiry, PrimeLending received a subpoena from the Office of Inspector General of the U.S. Department of Housing and Urban Development regarding mortgage-related practices, including those relating to origination practices for loans insured by the Federal Housing Administration. PrimeLending is cooperating with this Inquiry.

While the final outcome of litigation and claims exposures or of any Inquiries is inherently unpredictable, management is currently of the opinion that the outcome of pending and threatened litigation and Inquiries will not have a material effect on the Company’s business, consolidated financial position, results of operations or cash flows as a whole. However, in the event of unexpected future developments, it is reasonably possible that an adverse outcome in any of the matters discussed above could be material to the Company’s business, consolidated financial position, results of operations or cash flows for any particular reporting period of occurrence.

Other Contingencies

The mortgage origination segment may be responsible for errors or omissions relating to its representations and warranties that each loan sold meets certain requirements, including representations as to underwriting standards and the validity of certain borrower representations in connection with the loan. If determined to be at fault, the mortgage origination segment either repurchases the affected loan from the investor or reimburses the investor’s losses. The mortgage origination segment has established an indemnification liability reserve for such probable losses.

Generally, the mortgage origination segment first becomes aware that an investor believes a loss has been incurred on a sold loan when it receives a written request from the investor to repurchase the loan or reimburse the investor’s losses. Upon completing its review of the investor’s request, the mortgage origination segment establishes a specific claims reserve for the loan if it concludes its obligation to the investor is both probable and reasonably estimable.

An additional reserve has been established for probable investor losses that may have been incurred, but not yet reported to the mortgage origination segment based upon a reasonable estimate of such losses. Factors considered in the calculation of this reserve include, but are not limited to, the total volume of loans sold exclusive of specific investor requests, actual investor claim settlements and the severity of estimated losses resulting from future claims, and the mortgage origination segment’s history of successfully curing defects identified in investor claim requests. While the mortgage origination segment’s sales contracts typically include borrower early payment default repurchase provisions, these provisions have not been a primary driver of investor claims to date, and therefore, are not a primary factor considered in the calculation of this reserve.

At June 30, 2014 and December 31, 2013, the mortgage origination segment’s indemnification liability reserve totaled $19.7 million and $21.1 million, respectively. The provision for indemnification losses was $0.9 million and $1.0 million during the three months ended June 30, 2014 and 2013, respectively, and $1.4 million and $2.0 million during the six months ended June 30, 2014 and 2013, respectively.

The following tables provide for a roll-forward of claims activity for loans put-back to the mortgage origination segment based upon an alleged breach of a representation or warranty with respect to a loan sold and related indemnification liability reserve activity (in thousands).

	Representation and Warranty Specific Claims Activity - Origination Loan Balance		Representation and Warranty Specific Claims Activity - Origination Loan Balance
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Balance, beginning of period	$51,929	$41,230	$51,912	$39,693
Claims made	11,799	8,034	17,873	19,654
Claims resolved with no payment	(4,873)	(593)	(9,331)	(8,413)
Repurchases	(4,360)	(1,248)	(5,268)	(2,899)
Indemnification payments	(1,372)	(1,333)	(2,063)	(1,945)
Balance, end of period	$53,123	$46,090	$53,123	$46,090

	Indemnification Liability Reserve Activity		Indemnification Liability Reserve Activity
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Balance, beginning of period	$20,975	$19,701	$21,121	$18,964
Additions for new sales	852	956	1,412	1,956
Repurchases	(524)	(82)	(1,028)	(135)
Early payment defaults	(56)	(137)	(77)	(232)
Indemnification payments	(931)	(219)	(1,112)	(524)
Change in estimate	(628)	178	(628)	368
Balance, end of period	$19,688	$20,397	$19,688	$20,397

Reserve for Indemnification Liability:
Specific claims	$12,761
Incurred but not reported claims	6,927
Total	$19,688

Although management considers the total indemnification liability reserve to be appropriate, there may be changes in the reserve over time to address incurred losses, due to unanticipated adverse changes in the economy and historical loss patterns, discrete events adversely affecting specific borrowers or industries, and/or actions taken by institutions or investors. The impact of such matters is considered in the reserving process when probable and estimable.

In connection with the FNB Transaction, the Bank entered into two loss-share agreements with the FDIC that collectively cover $1.2 billion of loans and OREO acquired in the FNB Transaction. Pursuant to the loss-share agreements, the FDIC has agreed to reimburse the Bank the following amounts with respect to the covered assets: (i) 80% of losses on the first $240.4 million of losses incurred; (ii) 0% of losses in excess of $240.4 million up to and including $365.7 million of losses incurred; and (iii) 80% of losses in excess of $365.7 million of losses incurred. The Bank has also agreed to reimburse the FDIC for any subsequent recoveries. The loss-share agreements for commercial and single family residential loans are in effect for 5 years and 10 years, respectively, from the Bank Closing Date and the loss recovery provisions to the FDIC are in effect for 8 years and 10 years, respectively, from the Bank Closing Date. In accordance with the loss-share agreements, the Bank may be required to make a “true-up” payment to the FDIC approximately ten years following the Bank Closing Date if the FDIC’s initial estimate of losses on covered assets is greater than the actual realized losses. The “true-up” payment is calculated using a defined formula set forth in the P&A Agreement.

18. Commitments and Contingencies

The Bank acts as agent on behalf of certain correspondent banks in the purchase and sale of federal funds that aggregated $7.5 million and $16.0 million at December 31, 2013 and 2012, respectively.

Legal Matters

The Company is subject to loss contingencies related to litigation, claims, investigations and legal and administrative cases and proceedings arising in the ordinary course of business. The Company evaluates these contingencies based on information currently available, including advice of counsel. The Company establishes accruals for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. Any accruals are periodically reviewed and may be adjusted as circumstances change. Some of the Company’s exposure with respect to loss contingencies may be offset by applicable insurance coverage. In determining the amounts of any accruals or estimates of possible loss contingencies however, the Company does not take into account the availability of insurance coverage. When it is practicable, the Company estimates loss contingencies for possible litigation and claims, whether or not there is an accrued probable loss. When the Company is able to estimate such possible losses, and when it estimates that it is reasonably possible it could incur losses, in excess of amounts accrued, the Company is required to make a disclosure of the aggregate estimation. However, as available information changes, the matters for which the Company is able to estimate, as well as the estimates themselves will be adjusted, accordingly.

Assessments of litigation and claims exposures are difficult due to many factors that involve inherent unpredictability. Those factors include the following: the varying stages of the proceedings, particularly in the early stages; unspecified, unsupported, or uncertain damages; damages other than compensatory, such as punitive damages; a matter presenting meaningful legal uncertainties, including novel issues of law; multiple defendants and jurisdictions; whether discovery has begun or not or discovery is not complete; meaningful settlement discussions have not commenced; and whether the claim involves a class action and if so, how the class is defined. As a result of some of these factors, the Company may be unable to estimate reasonably possible losses with respect to some or all of the pending and threatened litigation and claims asserted against the Company. The aggregated estimated amount provided above therefore may not include an estimate for every such matter.

The Company is involved in information-gathering requests and investigations (both formal and informal), as well as reviews, examinations and proceedings (collectively, “Inquiries”) by various governmental regulatory agencies, law enforcement authorities and self-regulatory bodies regarding its business, business practices and policies, as well as the conduct of persons with whom it does business. Additional Inquiries will arise from time to time. In connection with those Inquiries, the Company receives document requests, subpoenas and other requests for information. The Inquiries, including those described below, could develop into administrative, civil or criminal proceedings or enforcement actions that could result in consequences that have a material effect on the Company’s consolidated financial position, results of operations or cash flows as a whole. Such consequences could include adverse judgments, findings, settlements, penalties, fines, orders, injunctions, restitution, or alterations in the Company’s business practices, and could result in additional expenses and collateral costs, including reputational damage.

As a part of an industry-wide inquiry, PrimeLending has received a subpoena from the Office of Inspector General of the U. S. Department of Housing and Urban Development regarding mortgage-related practices, including those relating to origination practices for loans insured by the Federal Housing Administration. PrimeLending is cooperating with this Inquiry.

While the final outcome of litigation and claims exposures or of any Inquiries is inherently unpredictable, management is currently of the opinion that the outcome of pending and threatened litigation and Inquiries will not have a material effect on the Company’s business, consolidated financial position, results of operations or cash flows as a whole. However, in the event of unexpected future developments, it is reasonably possible that an adverse outcome in any of the matters discussed above could be material to the Company’s business, consolidated financial position, results of operations or cash flows for any particular reporting period of occurrence.

Other Contingencies

The mortgage origination segment may be responsible for errors or omissions relating to its representations and warranties that each loan sold meets certain requirements, including representations as to underwriting standards and the validity of certain borrower representations in connection with the loan. If determined to be at fault, the mortgage origination segment either repurchases the affected loan from the investor or reimburses the investor’s losses. The mortgage origination segment has established an indemnification liability reserve for such probable losses.

Generally, the mortgage origination segment first becomes aware that an investor believes a loss has been incurred on a sold loan when it receives a written request from the investor to repurchase the loan or reimburse the investor’s losses. Upon completing its review of the investor’s request, the mortgage origination segment establishes a specific claims reserve for the loan if it concludes its obligation to the investor is both probable and reasonably estimable.

An additional reserve has been established for probable investor losses that may have been incurred, but not yet reported to the mortgage origination segment based upon a reasonable estimate of such losses. Factors considered in the calculation of this reserve include, but are not limited to, the total volume of loans sold exclusive of specific investor requests, actual investor claim settlements and the severity of estimated losses resulting from future claims, and the mortgage origination segment’s history of successfully curing defects identified in investor claim requests. While the mortgage origination segment’s sales contracts typically include borrower early payment default repurchase provisions, these provisions have not been a primary driver of investor claims to date, and therefore, are not a primary factor considered in the calculation of this reserve.

At December 31, 2013 and 2012, the mortgage origination segment’s indemnification liability reserve totaled $21.1 million and $19.0 million, respectively. The provision for indemnification losses was $3.5 million and $0.4 million during the year ended December 31, 2013 and the month ended December 31, 2012, respectively.

The following tables provide for a roll-forward of claims activity for loans put-back to the mortgage origination segment based upon an alleged breach of a representation or warranty with respect to a loan sold and related indemnification liability reserve activity (in thousands).

	Representation and Warranty Specific Claims Activity - Origination Loan Balance
	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$39,693	$35,217
Claims made	40,001	6,463
Claims resolved with no payment	(17,746)	(1,565)
Repurchases	(6,255)	(422)
Indemnification payments	(3,781)	—
Balance, end of period	$51,912	$39,693

	Indemnification Liability Reserve Activity
	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$18,964	$18,544
Additions for new sales	3,539	420
Repurchases	(251)	(31)
Early payment defaults	(528)	(51)
Indemnification payments	(1,003)	—
Change in estimate	400	82
Balance, end of period	$21,121	$18,964

Reserve for Indemnification Liability:
Specific claims	$12,179
Incurred but not reported claims	8,942
Total	$21,121

Although management considers the total indemnification liability reserve to be appropriate, there may be changes in the reserve over time to address incurred losses, due to unanticipated adverse changes in the economy and historical loss patterns, discrete events adversely affecting specific borrowers or industries, and/or actions taken by institutions or investors. The impact of such matters is considered in the reserving process when probable and estimable.

In connection with the FNB Transaction, the Bank entered into two loss-share agreements with the FDIC that collectively cover $1.2 billion of loans and OREO acquired in the FNB Transaction. Pursuant to the loss-share agreements, the FDIC has agreed to reimburse the Bank the following amounts with respect to the covered assets: (i) 80% of losses on the first $240.4 million of losses incurred; (ii) 0% of losses in excess of $240.4 million up to and including $365.7 million of losses incurred; and (iii) 80% of losses in excess of $365.7 million of losses incurred. The Bank has also agreed to reimburse the FDIC for any subsequent recoveries. The loss-share agreements for commercial and single family residential loans are in effect for 5 years and 10 years, respectively, from the Bank Closing Date and the loss recovery provisions to the FDIC are in effect for 8 years and 10 years, respectively, from the Bank Closing Date. In accordance with the loss-share agreements, the Bank may be required to make a “true-up” payment to the FDIC, approximately ten years following the Bank Closing Date, if the FDIC’s initial estimate of losses on covered assets is greater than the actual realized losses. The “true-up” payment is calculated using a defined formula set forth in the P&A Agreement.

As discussed in Note 16 to the consolidated financial statements, effective upon completion of the PlainsCapital Merger, Hilltop entered into separate retention agreements with two executive officers of PlainsCapital, one having an initial term of three years (with automatic one-year renewals at the end of two years and each anniversary thereof) and the other having an initial term of two years (with automatic one-year renewals at the end of the first year and each anniversary thereof). Each of these retention agreements provides for severance pay benefits if the executive officer’s employment is terminated without “cause”.

In addition to these retention agreements, PlainsCapital and its subsidiaries maintain employment contracts with certain executive officers and severance agreements with certain other senior officers that provide severance pay benefits in the event of a “change in control” as defined in these agreements. Each of these agreements will expire on the second anniversary following the effective date of the PlainsCapital Merger. Given that the PlainsCapital Merger constitutes a “change in control” of PlainsCapital, severance pay benefits will be payable if an officer subject to one of these employment or severance agreements is terminated without cause prior to the second anniversary of the effective date of the PlainsCapital Merger. Prior to expiration of these agreements, similar severance pay benefits will be payable in the event of termination of such officer without “cause” following a change in control of Hilltop.

Hilltop and its subsidiaries lease space, primarily for branch facilities and automated teller machines, under noncancelable operating leases with remaining terms, including renewal options, of 1 to 15 years and under capital leases with remaining terms of 11 to 15 years. Rental expense under the operating leases was $29.2 million, $2.9 million and $0.5 million in 2013, 2012 and 2011, respectively. Future minimum lease payments under these agreements follow (in thousands).

	Operating Leases	Capital Leases
2014	$25,541	$1,080
2015	22,815	1,090
2016	16,496	1,103
2017	12,019	1,129
2018	11,222	1,167
Thereafter	30,041	9,514
Total minimum lease payments	$118,134	15,083
Amount representing interest		(6,824)
Present value of minimum lease payments		$8,259